Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Amount of income tax expense, inclusive of interest and penalties, related to a prior year tax examination	$ 4.7
Recognition of a liability for unrecognized tax benefit from prior year	$ 3.2
Consolidated effective income tax rate including tax expense attributable to prior period	20.60%
Consolidated effective income tax rate excluding tax expense attributable to prior periods	14.90%	17.80%